Share-Based Payment - Schedule of Share-Based Payment Transactions Recognised as an Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	$ 30,566,894		$ 608,156
RSUs to Directors and Management [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	27,044,194	[1]	608,156	[1]
Suppliers – Chris Gale [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	80,700	[2]		[2]
Suppliers – Bellatrix Corporate Pty Ltd [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	807,000	[3]		[3]
Director – Tony Sage [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	1,200,000	[4]		[4]
Suppliers – Alberta Inc [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	955,000	[5]		[5]
Suppliers - Skylong Asset Limited [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue of RSUs to Directors and management	$ 480,000	[6]		[6]

[1]	RSUs to Directors and Management
[2]	RSU’s to Suppliers
[3]	Shares to Suppliers
[4]	Shares to Director
[5]	Shares to Suppliers
[6]	Shares to Suppliers